SUBSEQUENT EVENTS (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 19, 2022	Jan. 02, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Nov. 18, 2020
Subsequent Event [Line Items]
Shares issued during the period, value				$ 846,801	$ 846,801
Convertible notes issued			$ 2,041,262		1,016,288	$ 1,243,768
Floor price								$ 160
Amount payable in cash			250,000
Amount payable in notes			$ 3,533,586		$ 3,491,764	1,157,805
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member]
Subsequent Event [Line Items]
Amount payable in cash	$ 250,000
Contingent payment	250,000
Promissory Note [Member] | Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member]
Subsequent Event [Line Items]
Amount payable in notes	2,900,000						$ 2,900,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member]
Subsequent Event [Line Items]
Amount payable in cash	250,000
Contingent payment	$ 250,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Convertible notes issued		$ 959,313
Common stock issued for conversion of debt, shares		33,196
Debt instrument term		1 year
Annual interest rate		9.00%
Debt conversion description		Notes are convertible at the option of the holders after 6 months of issuance date of the note and conversion price are Conversion prices are based on the discounted (39% or 20% discount) lowest trading prices of the Company’s shares during 20 periods prior to conversion. Certain note has a floor price of $0.01
Floor price		$ 0.01
Subsequent Event [Member] | Promissory Note [Member] | Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member]
Subsequent Event [Line Items]
Debt instrument term	5 years
Annual interest rate	8.00%
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued during the period			7,875		62,700
Shares issued during the period, value			$ 78,750			$ 50,000
Shares redeemed during the period			37,625		4,375
Shares redeemed during the period, value			$ 487,730		$ 63,999
Preferred stock, shares outstanding			0		29,750	5,300
Common stock issued for conversion of debt, shares					6,560
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued during the period		7,875
Shares issued during the period, value		$ 75,000
Shares redeemed during the period		37,625
Shares redeemed during the period, value		$ 487,730
Preferred stock, shares outstanding		0